Note 3 - Inventories - Inventory, Net (Details) - AUD ($)	Dec. 31, 2021	Dec. 31, 2020
Raw materials	$ 1,207,077	$ 761,279
Work in progress	410,731	640,885
Finished goods	525,696	477,689
Inventory, Net, Total	$ 2,143,504	$ 1,879,853